Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619				$ 416,219						$ 816,547	$ 767,549	$ 1,604,563	$ 1,563,363	$ 1,411,785
Onboard and other	186,814				167,015						355,517	331,115	671,683	655,961	600,343
Total revenue	644,433	503,171		674,411	583,234	515,430	488,594	666,634	568,586	495,510	1,172,064	1,098,664	2,276,246	2,219,324	2,012,128
Cruise operating expense
Commissions, transportation and other	112,985				108,694						207,564	199,309	410,531	410,709	379,532
Onboard and other	49,316				44,009						91,687	83,210	173,916	169,329	153,137
Payroll and related	82,809				74,374						156,848	147,722	293,059	290,822	265,390
Fuel	75,582				71,615						148,080	137,141	283,678	243,503	207,210
Food	33,674				31,331						63,636	62,711	125,807	124,933	114,064
Other	66,713				57,718						115,953	109,675	191,442	228,580	227,843
Total cruise operating expense	421,079				387,741						783,768	739,768	1,478,433	1,467,876	1,347,176
Other operating expense
Marketing, general and administrative	72,647				61,807						157,417	132,969	251,183	251,351	264,152
Depreciation and amortization	53,854				46,680						102,602	92,477	189,537	183,985	170,191
Total other operating expense	126,501				108,487						260,019	225,446	440,720	435,336	434,343
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Non-operating income (expense)
Interest expense, net	(103,686)				(48,905)						(231,342)	(95,075)	(189,930)	(190,187)	(173,672)
Other income (expense)	306				(2,070)						1,517	940	1,393	934	(33,951)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,380)				(50,975)						(229,825)	(94,135)	(188,537)	(189,253)	(207,623)
Net income	(6,527)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(101,548)	39,315	168,556	126,859	22,986
Comprehensive income
Net income	(6,527)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(101,548)	39,315	168,556	126,859	22,986
Total other comprehensive income	(9,852)				(60,838)						(31,267)	(42,156)	2,175	(24,103)	2,010
Total comprehensive income	(16,379)				(24,807)						(132,815)	(2,841)	170,731	102,756	24,996
Parent Company
Non-operating income (expense)
Interest expense, net													(106,630)	(83,575)	(107,631)
Management fee													106,630	83,575	107,631
Other income (expense)													2,036	2,329	(33,497)
Equity in earnings of subsidiaries													166,520	124,530	56,483
Total non-operating income (expense)													168,556	126,859	22,986
Net income													168,556	126,859	22,986
Comprehensive income
Net income													168,556	126,859	22,986
Total other comprehensive income													2,175	(24,103)	2,010
Total comprehensive income													170,731	102,756	24,996
Guarantor Subsidiaries
Revenue
Passenger ticket													462,462	443,691	458,763
Onboard and other													190,115	196,630	193,075
Total revenue													652,577	640,321	651,838
Cruise operating expense
Commissions, transportation and other													122,881	117,159	129,744
Onboard and other													45,846	53,117	51,941
Payroll and related													85,889	87,192	83,272
Fuel													98,288	89,091	82,071
Food													39,942	38,550	39,164
Other													54,440	73,776	73,044
Total cruise operating expense													447,286	458,885	459,236
Other operating expense
Marketing, general and administrative													96,269	94,472	106,529
Depreciation and amortization													56,049	55,939	56,027
Total other operating expense													152,318	150,411	162,556
Operating income													52,973	31,025	30,046
Non-operating income (expense)
Interest expense, net													(29,577)	(30,470)	(29,854)
Other income (expense)													91	52	(192)
Total non-operating income (expense)													(29,486)	(30,418)	(30,046)
Net income													23,487	607
Comprehensive income
Net income													23,487	607
Total other comprehensive income													(5,985)	(13,297)	(1,187)
Total comprehensive income													17,502	(12,690)	(1,187)
Non-Guarantor Subsidiaries
Revenue
Passenger ticket													1,142,101	1,119,672	953,022
Onboard and other													481,568	459,331	407,268
Total revenue													1,623,669	1,579,003	1,360,290
Cruise operating expense
Commissions, transportation and other													287,650	293,550	249,788
Onboard and other													128,070	116,212	101,196
Payroll and related													207,170	203,630	182,118
Fuel													185,390	154,412	125,139
Food													85,865	86,383	74,900
Other													137,002	154,804	154,799
Total cruise operating expense													1,031,147	1,008,991	887,940
Other operating expense
Marketing, general and administrative													154,914	156,879	157,623
Depreciation and amortization													133,488	128,046	114,164
Total other operating expense													288,402	284,925	271,787
Operating income													304,120	285,087	200,563
Non-operating income (expense)
Interest expense, net													(160,353)	(159,717)	(143,818)
Other income (expense)													(734)	(1,447)	(262)
Total non-operating income (expense)													(161,087)	(161,164)	(144,080)
Net income													143,033	123,923	56,483
Comprehensive income
Net income													143,033	123,923	56,483
Total other comprehensive income													(10,417)	(23,389)	(1,878)
Total comprehensive income													132,616	100,534	54,605
Eliminations
Non-operating income (expense)
Interest expense, net													106,630	83,575	107,631
Management fee													(106,630)	(83,575)	(107,631)
Equity in earnings of subsidiaries													(166,520)	(124,530)	(56,483)
Total non-operating income (expense)													(166,520)	(124,530)	(56,483)
Net income													(166,520)	(124,530)	(56,483)
Comprehensive income
Net income													(166,520)	(124,530)	(56,483)
Total other comprehensive income													16,402	36,686	3,065
Total comprehensive income													$ (150,118)	$ (87,844)	$ (53,418)

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.